Debt - Line of Credit Facility (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014 redetermindation	Jun. 30, 2014 redetermindation	Dec. 31, 2013 redetermindation	Nov. 02, 2013	Dec. 31, 2012	Apr. 30, 2014 Subsequent Event [Member]	Jul. 08, 2014 Subsequent Event [Member] Viper Energy Partners LP [Member] Wells Fargo [Member] Revolving Credit Facility [Member] redetermindation	Aug. 06, 2014 Subsequent Event [Member] Viper Energy Partners LP [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jul. 08, 2014 Subsequent Event [Member] Viper Energy Partners LP [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 Minimum [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jul. 08, 2014 Minimum [Member] Subsequent Event [Member] Viper Energy Partners LP [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 Maximum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jul. 08, 2014 Maximum [Member] Subsequent Event [Member] Viper Energy Partners LP [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Jun. 30, 2014 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2014 Senior Notes [Member]	Mar. 31, 2014 Prime rate [Member] Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 Prime rate [Member] Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2014 Prime rate [Member] Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2013 Prime rate [Member] Revolving Credit Facility [Member] Maximum [Member]	Jul. 08, 2014 Base Rate [Member] Minimum [Member] Subsequent Event [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jul. 08, 2014 Base Rate [Member] Maximum [Member] Subsequent Event [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 30, 2014 Base Rate [Member] Revolving Credit Facility [Member] Minimum [Member]	Jun. 30, 2014 Base Rate [Member] Revolving Credit Facility [Member] Maximum [Member]	Jul. 08, 2014 Federal Funds Rate [Member] Subsequent Event [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 30, 2014 Federal Funds Rate [Member] Revolving Credit Facility [Member]	Jul. 08, 2014 3-month LIBOR [Member] Subsequent Event [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jun. 30, 2014 3-month LIBOR [Member] Revolving Credit Facility [Member]	Jul. 08, 2014 LIBOR [Member] Minimum [Member] Subsequent Event [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Jul. 08, 2014 LIBOR [Member] Maximum [Member] Subsequent Event [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 LIBOR [Member] Revolving Credit Facility [Member] Minimum [Member]	Jun. 30, 2014 LIBOR [Member] Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 LIBOR [Member] Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2014 LIBOR [Member] Revolving Credit Facility [Member] Maximum [Member]	Jun. 30, 2014 LIBOR [Member] Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2013 LIBOR [Member] Revolving Credit Facility [Member] Maximum [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 600,000,000	$ 600,000,000					$ 500,000,000
The Company may request additional redeterminations	3	3	3				3
Period of Redeterminations	12 months	12 months	12 months				12 months
Current borrowing base	225,000,000	350,000,000	225,000,000						110,000,000
Approved borrowing base						450,000,000
Limited borrowing capacity, due to election								110,000,000	55,000,000
Weighted average interest rate																		2.16%	1.67%
Description of variable rate basis																		prime rate or LIBOR	prime rate or LIBOR
Basis spread on variable rate																							0.50%	0.50%	1.50%	1.50%	0.50%	1.50%	0.50%	1.50%	0.50%	0.50%	1.00%	1.00%	1.50%	2.50%	1.50%	1.50%	1.50%	2.50%	2.50%	2.50%
Quarterly commitment fee percentage based on unused portion of borrowing base										0.375%	0.375%	0.375%	0.375%	0.50%	0.50%	0.50%	0.50%
Maximum amount of unsecured debt	750,000,000	750,000,000	750,000,000						250,000,000
Reduction of borrowing base	25.00%	25.00%	25.00%						25.00%
Debt outstanding	$ 587,000,000	$ 496,000,000	$ 460,000,000		$ 338,000													$ 137,000,000	$ 10,000,000	$ 46,000,000	$ 0	$ 450,000,000